Note 7 - Risk Management -Liquidity Risk - Asset Encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities [Member] | Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	€ 31,157	€ 28,700	€ 40,114
Debt Securities [Member] | Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	32,216	29,798	39,972
Debt Securities [Member] | Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	82,209	84,391	90,679
Debt Securities [Member] | Non Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	82,209	84,391	90,679
Equity instruments [Member] | Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	1,864	2,297	2,214
Equity instruments [Member] | Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	1,864	2,297	2,214
Equity instruments [Member] | Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	6,485	9,616	9,022
Equity instruments [Member] | Non Encumbered Assets [Member] | Fair Value Member
Encumbered Assets Line Items
Encumbered Assets	6,485	9,616	9,022
Loans And Receivables And Other Assets [Member] | Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	74,928	79,604	94,718
Loans And Receivables And Other Assets [Member] | Non Encumbered Assets [Member] | Gross carrying amount [Member]
Encumbered Assets Line Items
Encumbered Assets	€ 478,880	€ 485,451	€ 495,109